UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2944

Oppenheimer Rising Dividends Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value

Common Stocks—99.4%

Consumer Discretionary—15.4%

Auto Components—0.5%
Delphi Automotive plc	334,304	$26,102,456

Diversified Consumer Services—0.8%
Service Corp. International	1,402,430	42,788,139

Household Durables—0.5%
Harman International Industries, Inc.	229,908	24,751,895

Leisure Products—0.7%
Hasbro, Inc.	487,260	38,366,853

Media—5.5%
Time Warner, Inc.	1,334,597	117,497,920

Twenty-First Century Fox, Inc., Cl. A	1,633,430	56,337,001

Walt Disney Co. (The)	1,011,380	121,365,600

		295,200,521

Multiline Retail—1.5%
Dollar Tree, Inc.[1]	331,160	25,840,415

Macy’s, Inc.	778,440	53,759,066

		79,599,481

Specialty Retail—2.8%
Home Depot, Inc. (The)	740,960	86,714,549

TJX Cos., Inc. (The)	861,250	60,132,475

		146,847,024

Textiles, Apparel & Luxury Goods—3.1%
NIKE, Inc., Cl. B	1,066,390	122,869,456

VF Corp.	578,570	44,601,961

		167,471,417

Consumer Staples—8.8%

Beverages—4.3%
Anheuser-Busch InBev NV, Sponsored ADR	426,590	50,998,834

Constellation Brands, Inc., Cl. A	455,010	54,610,300

PepsiCo, Inc.	1,274,210	122,770,134

		228,379,268

	Shares	Value

Food & Staples Retailing—4.5%
Costco Wholesale Corp.	586,750	$85,254,775

CVS Health Corp.	1,385,880	155,869,924

		241,124,699

Energy—6.4%

Energy Equipment & Services—1.0%
Schlumberger Ltd.	631,510	52,301,658

Oil, Gas & Consumable Fuels—5.4%
EOG Resources, Inc.	434,400	33,531,336

Exxon Mobil Corp.	1,291,340	102,287,041

Kinder Morgan, Inc.	1,250,790	43,327,366

Marathon Petroleum Corp.	679,550	37,150,999

Occidental Petroleum Corp.	512,790	35,997,858

Williams Cos., Inc. (The)	682,480	35,816,550

		288,111,150

Financials—15.4%

Capital Markets—5.0%
BlackRock, Inc., Cl. A	190,430	64,045,418

Charles Schwab Corp. (The)	1,210,130	42,209,334

Invesco Ltd.	1,751,070	67,591,302

State Street Corp.	1,198,950	91,791,612

		265,637,666

Commercial Banks—7.5%
Bank of America Corp.	1,714,990	30,664,021

JPMorgan Chase & Co.	1,939,780	132,933,123

PNC Financial Services Group, Inc. (The)	863,860	84,813,775

SVB Financial Group[1]	207,990	29,763,369

Wells Fargo & Co.	2,130,460	123,289,720

		401,464,008

Insurance—1.9%
American International Group, Inc.	445,690	28,577,643

Aon plc	703,470	70,888,672

		99,466,315

1	OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts (REITs)—1.0%
American Tower Corp.	568,500	$54,070,035

Health Care—18.9%

Biotechnology—3.7%
Amgen, Inc.	505,200	89,213,268

Biogen, Inc.[1]	132,460	42,225,599

Gilead Sciences, Inc.	557,570	65,715,200

		197,154,067

Health Care Equipment & Supplies—4.7%
Abbott Laboratories	2,148,400	108,902,396

Medtronic plc	1,085,480	85,090,777

Stryker Corp.	574,530	58,757,183

		252,750,356

Health Care Providers & Services—2.1%
UnitedHealth Group, Inc.	910,660	110,554,124

Pharmaceuticals—8.4%
Allergan plc[1]	334,830	110,878,955

Bristol-Myers Squibb Co.	867,820	56,963,705

Johnson & Johnson	409,470	41,032,989

Merck & Co., Inc.	688,498	40,593,842

Perrigo Co. plc	142,870	27,459,614

Pfizer, Inc.	2,514,450	90,671,067

Shire plc, ADR	51,230	13,668,676

Zoetis, Inc., Cl. A	1,386,900	67,930,362

		449,199,210

Industrials—10.3%

Aerospace & Defense—3.7%
Boeing Co. (The)	276,970	39,930,765

General Dynamics Corp.	413,470	61,652,511

Honeywell International, Inc.	390,320	41,003,116

Lockheed Martin Corp.	265,810	55,049,251

		197,635,643

Building Products—0.5%
A.O. Smith Corp.	372,050	26,720,631

Commercial Services & Supplies—1.1%
Cintas Corp.	708,060	60,539,130

	Shares	Value

Electrical Equipment—1.1%
Acuity Brands, Inc.	280,420	$56,417,700

Industrial Conglomerates—0.7%
General Electric Co.	1,506,860	39,329,046

Machinery—2.7%
Ingersoll-Rand plc	761,650	46,765,310

Stanley Black & Decker, Inc.	507,720	53,559,383

Wabtec Corp.	437,670	44,287,827

		144,612,520

Road & Rail—0.5%
Union Pacific Corp.	262,610	25,628,110

Information Technology—19.3%

Communications Equipment—1.0%
Cisco Systems, Inc.	1,903,730	54,104,007

Internet Software & Services—0.9%
eBay, Inc.[1]	1,695,670	47,682,240

IT Services—7.6%
Accenture plc, Cl. A	667,898	68,866,963

Computer Sciences Corp.	1,595,990	104,425,626

MasterCard, Inc., Cl. A	773,070	75,297,018

PayPal Holdings, Inc.[1]	1,695,670	65,622,429

Visa, Inc., Cl. A	1,261,310	95,027,095

		409,239,131

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	1,252,780	36,267,981

Software—5.3%
Microsoft Corp.	3,875,542	180,987,811

Oracle Corp.	2,568,240	102,575,506

		283,563,317

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	1,109,460	134,577,498

EMC Corp.	1,511,180	40,635,630

Western Digital Corp.	311,332	26,793,232

		202,006,360

2	OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Materials—2.7%

Chemicals—2.7%
Dow Chemical Co. (The)	1,091,320	$51,357,519

PPG Industries, Inc.	468,780	50,806,377

Sherwin-Williams Co. (The)	152,554	42,373,399

		144,537,295

Telecommunication Services—0.7%

Diversified Telecommunication Services—0.7%
AT&T, Inc.	1,147,830	39,875,614

Utilities—1.5%

Electric Utilities—1.1%
NextEra Energy, Inc.	544,470	57,278,244

Multi-Utilities—0.4%
Sempra Energy	247,610	25,201,746

Total Common Stocks (Cost $4,435,103,208)		5,311,979,057

	Shares	Value

Investment Company—1.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[2,3] (Cost $52,412,798)	52,412,798	$52,412,798

Total Investments, at Value (Cost $4,487,516,006)	100.4%	5,364,391,855

Net Other Assets (Liabilities)	(0.4)	(20,252,267)

Net Assets	100.0%	$5,344,139,588

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	5,443,738	1,144,033,952	1,097,064,892	52,412,798

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$52,412,798	$100,305

3	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

1. Organization

Oppenheimer Rising Dividends Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

4	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

5	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$821,127,786	$—	$—	$821,127,786
Consumer Staples	469,503,967	—	—	469,503,967
Energy	340,412,808	—	—	340,412,808
Financials	820,638,024	—	—	820,638,024
Health Care	1,009,657,757	—	—	1,009,657,757
Industrials	550,882,780	—	—	550,882,780
Information Technology	1,032,863,036	—	—	1,032,863,036
Materials	144,537,295	—	—	144,537,295
Telecommunication Services	39,875,614	—	—	39,875,614
Utilities	82,479,990	—	—	82,479,990
Investment Company	52,412,798	—	—	52,412,798

Total Assets	$5,364,391,855	$—	$—	$5,364,391,855

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

7	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,489,338,438

Gross unrealized appreciation	$937,791,646
Gross unrealized depreciation	(62,738,229)

Net unrealized appreciation	$875,053,417

8	OPPENHEIMER RISING DIVIDENDS FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/9/2015